Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Associates and Joint ventures (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Net equity	$ 106,739	$ 105,913	$ 100,253	$ 113,904
Profit (loss)	14,444	18,499	$ 25,383
Total assets	282,220	298,241
Total liabilities	$ 175,481	$ 192,328
Serviport S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest, associate	28.00%
Activity, associate	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections, and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 17
Total assets	33
Total liabilities	$ 16
Sociedad Portuaria Olefinas y Derivados S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest, associate	50.00%
Activity, associate	Construction, use, maintenance and administration of port facilities, ports, private docks.
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 6
Profit (loss)	(1)
Total assets	7
Total liabilities	$ 1
Equion Energia Limited
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest, joint venture	51.00%
Activity, joint venture	Exploration and exploitation of hydrocarbons
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Net equity	$ 1,389
Profit (loss)	33
Total assets	1,453
Total liabilities	$ 64
Ecodiesel Colombia S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest, joint venture	50.00%
Activity, joint venture	Production, trading, and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Net equity	$ 167
Profit (loss)	(58)
Total assets	283
Total liabilities	$ 117